Initial Public Offering (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 03, 2025
Initial Public Offering [Line Items]
Number of shares in a unit	1	1
Price per warrant (in Dollars per share)	$ 1
Expiry term	30 days	30 days
Warrant [Member]
Initial Public Offering [Line Items]
Warrant to purchase shares		1
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares in a unit		1
Warrant to purchase shares	11.5
Price per warrant (in Dollars per share)	$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per warrant (in Dollars per share)	$ 11.5	$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Number of units	23,000,000	23,000,000
Price per unit (in Dollars per share)	$ 10	$ 10	$ 10.05
IPO [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Warrant to purchase shares	1	1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units	3,000,000	3,000,000